UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn          Beverly Hills, CA            August 12, 1999
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          32

Form 13F Information Table Value Total:    $5196481
                                         (thousands)
List of Other Included Managers:
NONE

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
                                                Form 13F INFORMATION TABLE
                                                       June 30, 1999
                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airgas, Inc.                   COM              009363102    75875  6193900 SH       Sole                  5728200            494300
Archstone Communities Trust    COM              039581103    63092  2876000 SH       Sole                  2670700            209100
AvalonBay Communities, Inc.    COM              053484101     8739   236200 SH       Sole                   222100             14100
Bear Stearns Companies, Inc.   COM              073902108   143581  3071259 SH       Sole                  2878779            218835
Columbia/HCA Healthcare Corpor COM              197677107   291012 12756675 SH       Sole                 11784675           1038300
De Beers Consolidated Mines, L COM              240253302   295386 12372200 SH       Sole                 11386600           1060500
Equity Office Properties Trust COM              294741103    96196  3754000 SH       Sole                  3471100            298900
Equity Residential Properties  COM              29476L107   194503  4316300 SH       Sole                  3983300            352600
Fannie Mae                     COM              313586109   863060 12645564 SH       Sole                 11865664            845600
Freddie Mac                    COM              313400301   810734 13978172 SH       Sole                 13090872            962800
General Growth Properties Inc  COM              370021107     3799   107000 SH       Sole                    97600              9400
General Nutrition Co.          COM              37047f103   148454  6368000 SH       Sole                  5986900            416500
Gillette Co.                   COM              375766102      578    14102 SH       Sole                    14102
Golden West Financial Corp.    COM              381317106   220392  2248900 SH       Sole                  2110100            145700
Great Lakes Chemical Corp.     COM              390568103    62728  1361800 SH       Sole                  1272500             89300
International Game Technology  COM              459902102   130148  7035000 SH       Sole                  6549300            513400
Johnson & Johnson              COM              478160104     6517    66504 SH       Sole                    66504
Manpower, Inc.                 COM              56418H100   163079  7207900 SH       Sole                  6651000            581900
Mattel, Inc.                   COM              577081102   205219  7855275 SH       Sole                  7363100            529875
Morgan Stanley, Dean Witter, D COM              617446448     1164    11345 SH       Sole                    11345
Nike, Inc.  Class B            COM              654106103     1274    20100 SH       Sole                    20100
Octel Corp.                    COM              675727101     1336   106875 SH       Sole                   105975               900
Old Republic International Cor COM              680223104   126578  7311385 SH       Sole                  6761247            580838
Olsten Corp.                   COM              681385100    42355  6709700 SH       Sole                  6254400            486900
PepsiCo, Inc.                  COM              713448108     7057   182400 SH       Sole                   182400
Philip Morris Companies, Inc.  COM              718154107   702011 17468399 SH       Sole                 16345099           1214700
Security Capital Group Inc/Gro COM              81413P204     1238    85000 SH       Sole                    78000              7000
Sigma Aldrich Corp.            COM              826552101    96701  2808000 SH       Sole                  2570500            237500
Smithkline Beecham PLC ADR     COM              832378301    11231   170000 SH       Sole                   170000
Stanley Works                  COM              854616109   165264  5134400 SH       Sole                  4705900            450300
Toys ''R'' Us Inc.             COM              892335100     1496    72300 SH       Sole                    72300
UST Inc.                       COM              902911106   255684  8722700 SH       Sole                  8012800            755300
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